Stockholders' Equity (Deficit) (Deffered Stock Compensation Plan for Directors) (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding	206,902	161,400	341,081	360,251	565,026
Independent Director [Member] | Phantom Share Units (PSUs) [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred fees, percentage	100.00%
Outstanding	592,285
Shares granted, vested	580,851